Share-based compensation - Stock appreciation rights - Changes in SARs (Details) - Stock appreciation rights	6 Months Ended
Jun. 30, 2024 $ / shares shares
Balance, No. of Units (Beginning) | shares	176,360
Balance, Weighted average exercise price (Beginning) | $ / shares	$ 4.28
SARs exercised during the six months | shares	(176,360)
Weighted average exercise price forfeited during the three months | $ / shares	$ 4.28
Balance, No. of Units (Ending) (none of which are exercisable or convertible) | shares	0
Balance, Weighted average exercise price (Ending) | $ / shares	$ 0